SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 15, 2019	Feb. 28, 2021	Feb. 29, 2020
Sprott Loans [Line Items]
Repayments of principal amount		$ 8,670
Shares issued for loan facility (Shares)		800,000
Shares issued for loan facility		$ 1,000
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Description of loan secured credit facility	The loan was immediately drawn and matures August 14, 2021, with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash equal to three percent of the outstanding principal amount
Loan facility interest rate	11%
Repayments of principal amount		8,700
Principal amount outstanding		11,300
Payment for monthly interest charge		964	$ 1,117
Interest expense on borrowings		$ 1,093	$ 1,392